INCOME TAXES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	35.00%	35.00%	35.00%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Depreciation	6.00%	3.00%	6.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes	(1.00%)	2.00%
Effective Income Tax Rate Reconciliation, Tax Credits	(7.00%)	(1.00%)	(3.00%)
Effective Income Tax Rate Reconciliation, Allowance For Equity Funds Used During Construction	(4.00%)	(2.00%)	(3.00%)
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	(4.00%)	(8.00%)	(12.00%)
Effective Income Tax Rate Reconciliation, Prior Year Income Taxes	(1.00%)		(3.00%)
Effective Income Tax Rate Reconciliation, Utility Repair Allowance	(8.00%)	(1.00%)	(2.00%)
Effective Income Tax Rate Reconciliation, Self Developed Software Expenditures	(5.00%)	(3.00%)	(5.00%)
Effective Income Tax Rate Reconciliation, Foreign Exchange And Inflation Effects	1.00%	(1.00%)	2.00%
Effective Income Tax Rate Reconciliation, Life Insurance Contract	(7.00%)
Effective Income Tax Rate Reconciliation, Variable Interest Entities	(1.00%)		1.00%
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate			2.00%
Effective Income Tax Rate Reconciliation, Impairment Equity Method Investment			(2.00%)
Effective Income Tax Rate Reconciliation, Other Adjustments	2.00%	(1.00%)	1.00%
Effective Income Tax Rate, Continuing Operations	6.00%	23.00%	17.00%
Income (Loss) from Continuing Operations before Income Taxes, Domestic	$ 442	$ 1,011	$ 448
Income (Loss) from Continuing Operations before Income Taxes, Foreign	501	712	339
Income before income taxes and equity earnings of certain unconsolidated subsidiaries	943	1,723	787
Non-United States Earnings [Member]
Income Tax Reconciliation, Other Items [Line Items]
Income Tax Reconciliation, Disposition of Business, Gain	175
Income Tax Reconciliation, Disposition of Business, Non-Taxable Gain	150
Income Tax Reconciliation, Earnings From Joint Venture Operations Net of Income Taxes Paid By Partnership	40
Income Tax Reconciliation, Disposition Of Business, Gain Net Of Income Tax Paid By Partnership	25
San Diego Gas and Electric Company and Subsidiary [Member]
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	35.00%	35.00%	35.00%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Depreciation	4.00%	4.00%	5.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes	4.00%	5.00%	4.00%
Effective Income Tax Rate Reconciliation, Allowance For Equity Funds Used During Construction	(4.00%)	(4.00%)	(3.00%)
Effective Income Tax Rate Reconciliation, Prior Year Income Taxes	(3.00%)		(3.00%)
Effective Income Tax Rate Reconciliation, Utility Repair Allowance	(4.00%)	(1.00%)	(2.00%)
Effective Income Tax Rate Reconciliation, Self Developed Software Expenditures	(3.00%)	(3.00%)	(2.00%)
Effective Income Tax Rate Reconciliation, Variable Interest Entities	(1.00%)	(1.00%)	1.00%
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate			1.00%
Effective Income Tax Rate Reconciliation, Other Adjustments	(1.00%)	(1.00%)	(3.00%)
Effective Income Tax Rate, Continuing Operations	27.00%	34.00%	33.00%
Income before income taxes and equity earnings of certain unconsolidated subsidiaries	705	692	531
San Diego Gas and Electric Company and Subsidiary [Member] | United States Earnings [Member]
Income Tax Reconciliation, Other Items [Line Items]
Income Tax Reconciliation, Utility Repair Allowance Benefit	22
Southern California Gas Company [Member]
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	35.00%	35.00%	35.00%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Depreciation	7.00%	6.00%	5.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes	3.00%	4.00%	4.00%
Effective Income Tax Rate Reconciliation, Allowance For Equity Funds Used During Construction	(2.00%)	(2.00%)	(1.00%)
Effective Income Tax Rate Reconciliation, Utility Repair Allowance	(12.00%)
Effective Income Tax Rate Reconciliation, Self Developed Software Expenditures	(9.00%)	(7.00%)	(6.00%)
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate			3.00%
Effective Income Tax Rate Reconciliation, Other Adjustments	(1.00%)	(3.00%)	(2.00%)
Effective Income Tax Rate, Continuing Operations	21.00%	33.00%	38.00%
Income before income taxes and equity earnings of certain unconsolidated subsidiaries	$ 369	$ 431	$ 463